[Letterhead of General Electric Investment Corporation]





May 2, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:      Elfun Tax-Exempt Income Fund
         Securities Act File No. 33-58407;
         Investment Company Act File No. 811-2735
         Form Type 497J

Gentlemen:

     On behalf of Elfun Tax-Exempt Income Fund (the "Fund"), and in lieu of filing ten copies of the Fund's Prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933, as amended, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's most recent amendment to its Registration Statement on Form N-1A which was filed electronically with the Securities and Exchange Commission on April 29, 1997.

     Should members of the Staff of the Commission have any questions or comments, please call the undersigned at (203) 326-4207.


Very truly yours,


Matthew J. Simpson



cc:      Richard Pfordte, Esq.
         Carolyn C. Cornell, Esq.